ONEOK PARTNERS ONEOK PARTNERS (Policies)	12 Months Ended
Dec. 31, 2016
Related Party Transaction [Line Items]
Allocation of Costs Incurred by Related Party, Policy [Policy Text Block]
We provide a variety of services to our affiliates, including cash management and financial services, employee benefits, legal and administrative services by our employees and management, insurance and office space leased in our headquarters building and other field locations. Where costs are incurred specifically on behalf of an affiliate, the costs are billed directly to the affiliate by us. In other situations, the costs may be allocated to the affiliates through a variety of methods, depending upon the nature of the expenses and the activities of the affiliates. Beginning in the second quarter 2014, we allocate substantially all of our general overhead costs to ONEOK Partners as a result of the separation of our natural gas distribution business and the wind down of our energy services business in the first quarter 2014. For the first quarter 2014, it is not practicable to determine what these general overhead costs would be on a stand-alone basis.

Incentive Distribution Policy, Managing Member or General Partner, Description [Policy Text Block]
We receive distributions from ONEOK Partners on our common and Class B units and our 2 percent general partner interest, which includes our incentive distribution rights. Under the Partnership Agreement, distributions are made to the partners with respect to each calendar quarter in an amount equal to 100 percent of available cash as defined in the Partnership Agreement. Available cash generally will be distributed 98 percent to limited partners and 2 percent to the general partner. The general partner’s percentage interest in quarterly distributions is increased after certain specified target levels are met during the quarter. Under the incentive distribution provisions, as set forth in the Partnership Agreement, the general partner receives:

•	15 percent of amounts distributed in excess of $0.3025 per unit;

•	25 percent of amounts distributed in excess of $0.3575 per unit; and

•	50 percent of amounts distributed in excess of $0.4675 per unit.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
We account for the difference between the carrying amount of our investment in ONEOK Partners and the underlying book value arising from issuance of common units by ONEOK Partners as an equity transaction.  If ONEOK Partners issues common units at a price different than our carrying value per unit, we account for the premium or deficiency as an adjustment to paid-in capital. As a result of ONEOK Partners’ issuance of common units, we recognized a decrease to paid-in capital of approximately $34.4 million, net of taxes in 2015, and an increase to paid-in capital of approximately $156.1 million, net of taxes, in 2014.
Consolidation - We determined ONEOK Partners is a VIE due to the limited partners’ lack of substantive voting rights under the Partnership Agreement. Substantive voting rights under a master limited partnership are either kick-out rights or participating rights, as defined by FASB Accounting Standards Codification 810-10, that can be exercised with a simple majority of the vote of the limited partners. Prior to the adoption of ASU 2015-02, ONEOK Partners was not considered a VIE but was consolidated by us under the presumption that a general partner consolidates its limited partnership. See Note A for more information on ASU 2015-02.

We have determined that we are the primary beneficiary of ONEOK Partners as we have the power, through our general partner interest, to direct the operations of ONEOK Partners that impact its economic performance and the right to receive the benefits of ONEOK Partners through our general partner and limited partner interests. These interests are significant due to our 41.2 percent ownership interest in ONEOK Partners, the largest ownership interest by an individual entity, and our incentive distribution rights.